Business combinations - Acquisition Date Fair Values of Each Major Class of Consideration Transferred (Details) - GBP (£) £ in Thousands	13 Months Ended	14 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Feb. 29, 2024	Feb. 27, 2024	Aug. 03, 2023	Jun. 09, 2023	May 10, 2023	Oct. 06, 2022	Feb. 08, 2022
GalaxE
Disclosure of detailed information about business combination [line items]
Initial cash consideration			£ 223,045
Equity interests of acquirer			13,778
Fair value of contingent consideration			4,443
Total consideration transferred, acquisition-date fair value	£ 241,266	£ 241,266	£ 241,266
EQ Tek
Disclosure of detailed information about business combination [line items]
Initial cash consideration				£ 13,881
Fair value of deferred consideration				943
Total consideration transferred, acquisition-date fair value				£ 14,824
TLM
Disclosure of detailed information about business combination [line items]
Initial cash consideration					£ 3,214
Fair value of deferred consideration					741
Fair value of contingent consideration - tax refund					296
Fair value of contingent consideration					4,082
Total consideration transferred, acquisition-date fair value					£ 8,333
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration	43,003	43,003				£ 44,272
Equity interests of acquirer	5,337	5,337				5,337
Fair value of deferred consideration	2,468	2,468				2,468
Fair value of contingent consideration	5,071	5,071				5,071
Total consideration transferred, acquisition-date fair value	55,879	55,879				£ 57,148
Adjustments to initial cash consideration	(1,269)
Adjustments to equity consideration	0
Adjustments to deferred consideration	0
Adjustments to contingent consideration	0
Adjustments to consideration transferred	(1,269)
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration	7,331	7,331					£ 7,361
Equity interests of acquirer	2,831	2,831					2,831
Fair value of deferred consideration	1,084	1,084					1,084
Fair value of contingent consideration	3,823	3,823					3,823
Total consideration transferred, acquisition-date fair value	£ 15,069	15,069					£ 15,099
Adjustments to initial cash consideration		(30)
Adjustments to equity consideration		0
Adjustments to deferred consideration		0
Adjustments to contingent consideration		0
Adjustments to consideration transferred		£ (30)
Lexicon
Disclosure of detailed information about business combination [line items]
Initial cash consideration								£ 32,025
Equity interests of acquirer								9,975
Fair value of deferred consideration								1,416
Fair value of contingent consideration								5,877
Total consideration transferred, acquisition-date fair value								£ 49,293
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Initial cash consideration									£ 5,400
Equity interests of acquirer									1,505
Fair value of deferred consideration									1,225
Fair value of contingent consideration									6,901
Total consideration transferred, acquisition-date fair value									£ 15,031